Consolidated Statements of Stockholders’ Equity - USD ($) $ in Thousands	Redeemable Noncontrolling Interest Amount	Common Stock	Additional Paid-In Capital	Accumulated Comprehensive Income (Loss)	Retained Earnings (Deficit)	Noncontrolling Interests	Total
BALANCE at Dec. 31, 2018		$ 1	$ 1,263	$ (511)	$ 109	$ (102)	$ 760
BALANCE (in Shares) at Dec. 31, 2018		2,000
RETROACTIVE APPLICATION OF RECAPITALIZATION		$ 2	(2)
RETROACTIVE APPLICATION OF RECAPITALIZATION (in Shares)		28,322,038
BALANCE AS OF JANUARY 1, 2019 (EFFECT OF RECAPITALIZATION)		$ 3	1,261	(511)	109	(102)	760
BALANCE AS OF JANUARY 1, 2019 (EFFECT OF RECAPITALIZATION) (in Shares)		28,324,038
CAPITAL CONTRIBUTIONS	6,000
ATTRIBUTION OF NET ASSETS NONCONTROLLING INTEREST	(1,053)		1,053				1,053
ATTRIBUTION OF NET ASSETS NONCONTROLLING INTEREST (in Shares)
FOREIGN CURRENCY TRANSLATION ADJUSTMENT				(181)		7	(174)
DISTRIBUTIONS					(2,118)		(2,118)
ACCRETION OF REDEEMABLE NONCONTROLLING INTEREST TO REDEMPTION VALUE	1,252				(1,252)		(1,252)
NET INCOME	731				4,526	351	4,877
BALANCE at Dec. 31, 2019	6,930	$ 3	2,314	(692)	1,265	256	3,146
BALANCE (in Shares) at Dec. 31, 2019		28,324,038
CAPITAL CONTRIBUTIONS	1,143		8,000			355	8,355
REVERSE RECAPITALIZATION (NOTE 3)	(45,075)	$ 3	91,920		35,655	(1,887)	125,691
REVERSE RECAPITALIZATION (NOTE 3) (in Shares)		36,794,875
CASH DISTRIBUTION TO MYJOJO (DELAWARE) STOCKHOLDERS (NOTE 3)			(75,000)				(75,000)
TRANSACTION COSTS, NET OF TAX			(7,227)				(7,227)
RELEASE OF HOLDBACK SHARES (NOTE 3)			83,150				83,150
FOREIGN CURRENCY TRANSLATION ADJUSTMENT				693		84	777
STOCK-BASED COMPENSATION			3,399				3,399
STOCK-BASED COMPENSATION (in Shares)		644,415
EXERCISE OF WARRANTS		$ 1	66,559				66,560
EXERCISE OF WARRANTS (in Shares)		5,787,739
DISTRIBUTIONS					(6,229)		(6,229)
ACCRETION OF REDEEMABLE NONCONTROLLING INTEREST TO REDEMPTION VALUE	36,719		(2,316)		(34,403)		(36,719)
NET INCOME	283				67,249	1,192	68,441
BALANCE at Dec. 31, 2020		$ 7	$ 170,779	$ 1	$ 63,537		$ 234,344
BALANCE (in Shares) at Dec. 31, 2020		71,551,067